PLEDGED ASSETS	12 Months Ended
Dec. 31, 2015
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

       At December 31, 2014 and 2015, the Group pledged mainly for funding purposes with the Eurosystem, the European Investment Bank, other central banks and financial institutions, the amount of EUR 11,036 million and EUR 30,302 million, respectively. The corresponding liabilities are presented in Note 20 within interbank interest bearing deposits.

The pledged amounts as at December 31, 2015 relate to the following instruments:

  Trading, held-to-maturity and available-for-sale debt securities of EUR 13,518 million;
  Loans amounting to EUR 11,086 million; and
  Covered bonds of a nominal value of EUR 4,000 million backed with mortgage loans as total value of EUR 5,698 million

  Additionally to the amounts above, the Bank has pledged off-balance sheet assets for funding purposes with the Eurosystem:

  variable rate notes of EUR 9,675 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 18); and
  special Greek government bonds of EUR 2,109 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with customers loans (see Note 18 ).

       In addition to the pledged items presented above, as at December 31, 2015, the Group has pledged Hellenic Republic Treasury bills of EUR 181 million for trade finance purposes.